INVESTMENT IN ASSOCIATED COMPANIES	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
INVESTMENT IN ASSOCIATED COMPANIES

14.	INVESTMENT IN ASSOCIATED COMPANIES

FMS Holdco

In the years ended December 31, 2025, 2024 and 2023, the Company owns an effective 43.6% interest in Clean Marine AS through its 43.6% equity interest in FMS Holdco, which is accounted for under the equity method.

The carrying value of the investment as of December 31, 2025 was $0.1 million (2024: $3.2 million). In the year ended December 31, 2025, a share of profits of Clean Marine AS of $1.0 million (2024: share of profits of $1.1 million, 2023: share of profits of $0.6 million) was recognized. In the year ended December 31, 2025, the Company also received a dividend of $4.5 million from FMS Holdco, of which $4.1 million was recognised as reduction in the carrying value of the investment.

TFG Marine

In the years ended December 31, 2025, 2024 and 2023, the Company owns a 15% interest in TFG Marine. Frontline concluded that it is able to exercise significant influence over TFG Marine as a result of its equity shareholding and board representation and therefore its investment is accounted for under the equity method.
The carrying value of the investment as of December 31, 2025 was $8.7 million (2024: $8.6 million). In the year ended December 31, 2025, a share of profits of TFG Marine of $0.1 million (2024: share of losses of $1.7 million, 2023: share of profits of $2.8 million) was recognized. In the year ended December 31, 2023, the Company also received $1.4 million in loan repayments which reduced the loan receivable to nil and a dividend of $7.3 million from TFG Marine which was recognized as a reduction in the carrying value of the investment.